FAIR VALUE MEASUREMENTS, Foreclosed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Carrying Value [Member]
Foreclosed assets [Abstract]
Foreclosed assets written down prior to foreclosure	$ 1,158	$ 622
Foreclosed assets written down subsequent to foreclosure	1,227	0
Writedowns [Member]
Foreclosed assets [Abstract]
Foreclosed assets written down prior to foreclosure	180	298
Foreclosed assets written down subsequent to foreclosure	285	0
Fair Value [Member]
Foreclosed assets [Abstract]
Foreclosed assets written down prior to foreclosure	978	324
Foreclosed assets written down subsequent to foreclosure	$ 942	$ 0